Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions The Plan engaged in investment transactions with funds managed by the Trustee, a party in interest with respect to the Plan. The Plan also has investments in Team’s common stock. These transactions, as well as notes receivable from participants, are authorized by contract provisions and an exemption from the “prohibited transaction” provisions of ERISA and the IRC.